Customer Deposits	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Customer Deposits

2.	CUSTOMER DEPOSITS
Customer deposits are classified as other
non-current
liabilities. The Company is in the research and development phase. Its product is still being developed and does not yet meet standard specifications. As such and while the Company has entered into contracts with customers for shipment of pilot units, no revenue was recognized for the three and nine months ended September 30, 2021, and 2020 and revenue recognition will be deferred until the Company’s product meets such specifications and control of the goods has been transferred to the customer.
The following table is a rollforward of customer deposits balances for the nine months ended September 30, 2021 and twelve months ended December 31, 2020 (in thousands):

	September 30, 2021	December 31, 2020
Customer deposits, beginning balance	$2,258	$2,207
Additions	850	506
Cancellations	—	(455)

Customer deposits, ending balance	$3,108	$2,258

2.	CUSTOMER DEPOSITS
The Company is in the research and development phase. Its product is still being developed and does not yet meet standard specifications. As such and while the Company has entered into sales contracts for pilot units, no revenue was recognized in fiscal years 2020 and 2019 and revenue recognition will be deferred until the Company’s product meets such specifications and control of the goods has been transferred to the customer. The following table is a rollforward of contract balances as of December 31, 2020 and 2019 (in thousands):

	2020	2019
Customer deposits - beginning balance	$2,207	$869
Additions	506	1,983
Cancellations	(455)	(645)

Customer deposits - ending balance	$2,258	$2,207